Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Feb. 13, 2023
Entity File Number	001-41059
Entity Registrant Name	Lulu’s Fashion Lounge Holdings, Inc.
Entity Central Index Key	0001780201
Entity Tax Identification Number	20-8442468
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	195 Humboldt Avenue
Entity Address, City or Town	Chico
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95928
City Area Code	530
Local Phone Number	343-3545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per Share
Trading Symbol	LVLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false